Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other receivables [abstract]
Schedule of trade and other receivables

The following table shows the amounts of Trade and other receivables as of June 30, 2018 and 2017:

	06.30.18	06.30.17
Post-dated checks	492,745	422,984
Lease and services receivables	474,311	338,595
Averaging of scheduled rent escalation	301,203	271,747
Debtors under legal proceedings	159,821	100,808
Consumer financing receivables	16,441	15,786
Property sales receivables	20,238	5,510
Less: allowance for doubtful accounts	(201,333)	(131,583)
Total trade receivables	1,263,426	1,023,847
Advance payments	271,800	285,158
Prepayments	150,666	113,190
Other receivables from partners of joint ventures (*)	88,133	89,131
VAT receivables	82,399	45,821
Loans	44,373	20,324
Other tax receivables	19,225	8,656
Expenses to be recovered	8,077	5,226
Others	7,451	6,108
Less: allowance for doubtful accounts	(166)	(165)
Total other receivables	671,958	573,449
Related parties (Note 29)	786,200	633,834
Total current trade and other receivables	2,721,584	2,231,130
Non-current	955,509	777,818
Current	1,766,075	1,453,312
Total	2,721,584	2,231,130

(*)       Includes Ps. 83,942 and Ps. 66,711 at June 30 of 2018 and 2017 respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish.

Schedule of allowance for doubtful accounts

Movements on the Group’s allowance for doubtful accounts and other receivables are as follows:

	06.30.18	06.30.17
Beginning of the year	131,748	93,532
Additions (Note 25)	86,645	49,360
Unused amounts reversed (Note 25)	(12,742)	(8,627)
Used during the year	(4,152)	(2,517)
End of the year	201,499	131,748

Schedule of an aging analysis of past due unimpaired and impaired receivables

Due to the distinct characteristics of each type of receivable, an aging analysis of past due unimpaired and impaired receivables are shown by type and class as of June 30, 2018 and 2017 (includes not past due receivables to reconcile with the amounts in the statements of financial position):

Type of receivables	Up to 3 months	3 to 6 months	Over 6 months	To mature	Allowed	Total
Shopping mall lease and services receivables	144,863	15,347	4,097	1,077,825	184,387	1,426,519
Office leases and services receivables	355	-	701	-	505	1,561
Consumer financing receivables	-	-	-	-	16,441	16,441
Properties sales receivables	1,273	-	16,674	2,291	-	20,238
Total as of June 30, 2018	146,491	15,347	21,472	1,080,116	201,333	1,464,759
Shopping mall leases and services receivables	61,085	3,605	9,364	941,762	115,792	1,131,608
Office leases and services receivables	1,838	376	305	2	5	2,526
Consumer financing receivables	-	-	-	-	15,786	15,786
Property sales receivable	1,982	34	368	3,126	-	5,510
Total as of June 30, 2017	64,905	4,015	10,037	944,890	131,583	1,155,430